FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Accounts payable and accrued liabilities	$ 2,847,000	$ 4,491,000
Lease liability	315
Contractual Cash Flows
Statement [Line Items]
Accounts payable and accrued liabilities	2,847
Lease liability	350
Less Than 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities	2,847
Lease liability	168
1 - 3 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	182
4 - 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	0
After 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	$ 0